Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,154	SFr 1,318	SFr 1,434
Estimated unrecognized compensation expense	SFr 512
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred cash and share retention awards of CHF 447 million, CHF 355 million and CHF 395 million in 2023, 2022 and 2021, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2023 totaled CHF 368 million, of which CHF 279 million was related to awards granted in 2023.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 447	355	395
Compensation expense relating to deferred compensation	368	170	123
Compensation expense relating to deferred compensation, of which granted in current year	279
Estimated unrecognized compensation expense	SFr 125
Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted upfront cash awards (UCA) of CHF 321 million, CHF 797 million and CHF 59 million in 2023, 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2023 totaled CHF 272 million, of which CHF 105 million was related to awards granted in 2023.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Compensation expense relating to deferred compensation	SFr 272
Compensation expense relating to deferred compensation, of which granted in current year	105
Upfront cash award | Grant Date, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 321
Upfront cash award | Grant Date, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		797
Upfront cash award | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			59
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Cash awardsCash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark-to-market and performance adjustments, as the majority of the awards are fully vested.
Compensation expense relating to deferred compensation	SFr 659	623	370
Estimated unrecognized compensation expense	SFr 215
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred fixed cash compensation of CHF 151 million, CHF 294 million and CHF 259 million in 2023, 2022 and 2021, respectively. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2023 totaled CHF 167 million, of which CHF 109 million was related to awards granted in 2023.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 151	SFr 294	SFr 259
Compensation expense relating to deferred compensation	167
Compensation expense relating to deferred compensation, of which granted in current year	SFr 109